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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06591

Invesco Quality Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:      11/30/14

Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust

Quarterly Schedule of Portfolio Holdings

November 30, 2014

invesco.com/us	MS-CE-QMINC-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–153.88%(a)

Alabama–1.14%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/39	$1,130	$1,277,521
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/44	1,130	1,263,589
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	2,100	2,343,012
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (b)(c)	5.00%	01/01/36	3,060	3,478,792
				8,362,914

Alaska–0.63%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	4,065	4,596,539

Arizona–3.49%

Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/42	2,050	2,201,779
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (c)	5.00%	07/01/36	3,450	3,856,514
Arizona (State of); Series 2008 A, COP (INS-AGM) (b)	5.00%	09/01/24	1,995	2,149,732
Mesa (City of); Series 2013, Excise Tax RB (c)	5.00%	07/01/32	7,600	8,567,176
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (d)	6.50%	07/01/34	450	505,287
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,780	2,968,985
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/33	1,000	1,009,620
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	2,525	2,763,057
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/20	500	577,320
Series 2014 A, Hospital RB	5.00%	08/01/21	800	926,544
				25,526,014

California–22.55%

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(e)	0.00%	08/01/35	3,570	1,454,632
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(e)	0.00%	08/01/36	5,770	2,246,376
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB (f)(g)	5.00%	04/01/17	1,000	1,104,630
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/26	1,390	1,009,418
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	2,680	1,507,607
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	1,700	1,758,106
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/32	3,500	3,966,060
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,084,080
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (d)(h)	5.00%	07/01/27	1,230	1,343,455
Series 2012, Water Furnishing RB (d)(h)	5.00%	07/01/30	1,450	1,568,741
Series 2012, Water Furnishing RB (d)(h)	5.00%	07/01/37	3,195	3,432,612
California (State of) Public Works Board (Various Capital); Series 2013 I, Lease RB	5.00%	11/01/20	1,000	1,186,350
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	4,000	4,176,320
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	8,000	8,474,160
California (State of); Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,600	2,995,850
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/36	2,460	2,811,903
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,305	5,017,477
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	5,000	5,111,500

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (c)(f)(g)	5.00%	01/01/28	$5,000	$6,521,800
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(e)	0.00%	08/01/29	695	404,066
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/40	4,685	1,488,893
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/41	4,965	1,497,196
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/42	5,265	1,509,739
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/43	3,460	945,687
Series 2009, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/44	4,825	1,220,870
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	4,770	5,490,270
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	1,775	896,286
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	1,980	939,926
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (f)	5.00%	01/15/20	5,000	5,600,700
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,532,865
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	4,360	4,118,718
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	4,980	4,126,378
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	3,250	3,712,605
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (c)	5.00%	05/15/35	6,000	6,792,600
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (c)	5.00%	07/01/43	6,510	7,305,717
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(e)	0.00%	08/01/34	1,985	827,805
Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS-NATL) (b)	5.00%	09/01/22	3,040	3,051,278
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(e)	0.00%	08/01/29	3,955	2,186,403
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/28	2,875	1,746,103
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/36	4,025	1,525,998
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	08/01/37	1,590	576,439
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/27	4,005	2,537,448
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/31	5,000	2,578,950
Regents of the University of California; Series 2009 O, General RB	5.25%	05/15/39	500	567,935
Series 2013 AI, General RB (c)	5.00%	05/15/33	4,000	4,631,280
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	875	981,531
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	6,790	7,822,012
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/25	1,000	1,144,670
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/26	1,995	2,264,624
Series 2011 G, Ref. Second Series RB	5.25%	05/01/27	5,000	5,884,600
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	4,320	4,967,784
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/27	2,500	2,911,225
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(e)	0.00%	09/01/30	3,300	1,829,091
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	615	693,855
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/32	17,570	8,070,955
Series 2009 A, Unlimited Tax CAB GO Bonds (e)	0.00%	08/01/33	5,725	2,507,436
				164,661,015

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–2.73%

Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	$4,000	$4,352,320
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/35	3,900	4,624,620
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	3,200	3,588,096
Denver (City & County of); Series 2013 B, Sub. Airport System RB	5.25%	11/15/32	5,000	5,774,250
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/30	1,590	1,634,138
				19,973,424

Connecticut–0.63%

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	4,300	4,632,003

Delaware–0.14%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/36	1,000	1,018,630

District of Columbia–3.07%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,910	1,966,860
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (f)(g)	5.00%	10/01/18	265	306,364
Series 2008 A, Ref. Public Utility Sub. Lien RB (f)(g)	5.00%	10/01/18	575	664,752
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/31	10,000	10,340,800
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/26	380	428,230
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/27	380	425,034
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/28	760	844,064
Series 2009 A, Sec. Income Tax RB (c)	5.25%	12/01/27	3,040	3,547,285
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,590	2,738,355
Metropolitan Washington Airports Authority; Series 2009 B, Airport System RB (INS-BHAC) (b)	5.00%	10/01/29	1,000	1,140,730
				22,402,474

Florida–14.01%

Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinics); Series 2014, RB	5.00%	12/01/44	775	841,735
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,159,860
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,145	2,432,280
Series 2013 C, Airport System RB	5.25%	10/01/38	2,500	2,825,050
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/19	2,950	3,401,940
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/21	5,110	6,021,368
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (d)	6.50%	05/15/20	2,320	2,335,706
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,250	1,450,275
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/27	995	1,129,504
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2006 C, RB (f)(g)	5.25%	11/15/16	100	109,499
Series 2006 C, RB	5.25%	11/15/36	3,900	4,173,702
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	4,630	5,043,922
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/39	845	921,853
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	3,000	3,444,780
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/25	2,850	3,243,214
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (b)	5.50%	04/01/38	1,300	1,372,813

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	$2,500	$2,724,125
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	1,195	1,381,408
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation RB (INS-NATL) (b)	5.00%	10/01/30	2,995	3,239,991
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/28	1,000	1,121,340
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	1,750	1,961,068
Orange (County of); Series 2012 B, Ref. Sales Tax RB (c)	5.00%	01/01/31	7,855	8,983,764
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/31	1,125	1,263,420
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/43	2,030	2,144,045
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 C, Principal Redemption RB	6.00%	06/01/21	325	353,961
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/23	2,700	3,183,705
Series 2011, Ref. RB (c)	5.00%	10/01/31	3,330	3,860,869
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (c)	5.00%	08/15/42	18,000	18,990,900
Series 2007, Hospital RB	5.00%	08/15/42	6,000	6,330,300
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (i)	1.34%	01/01/49	3,938	1,492,431
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	1,457	15
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.00%	07/01/25	500	567,130
Series 2014 A, Hospital RB	5.00%	07/01/27	500	558,785
Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	01/01/26	1,545	1,553,575
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (b)	6.00%	10/01/29	2,000	2,701,400
				102,319,733

Georgia–2.24%

Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (f)(g)	5.00%	01/01/15	4,000	4,017,920
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR (f)	2.20%	04/02/19	1,000	1,018,730
Series 1994, PCR (f)	2.20%	04/02/19	2,000	2,037,460
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (f)	2.40%	04/01/20	3,200	3,233,984
Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/23	6,000	6,023,940
				16,332,034

Hawaii–1.66%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,630	1,825,274
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,000	2,285,760
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (h)	5.00%	08/01/20	3,055	3,554,065
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	4,100	4,449,853
				12,114,952

Idaho–0.68%

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/23	2,600	2,931,734
Idaho (State of) Housing & Finance Association; Series 2000 E, Single Family Mortgage RB (h)	6.00%	01/01/32	335	335,556
Regents of the University of Idaho; Series 2011, Ref. General RB (f)	5.25%	04/01/21	1,440	1,691,194
				4,958,484

Illinois–17.43%

Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/44	1,035	1,090,580
Series 2013, Industrial Project RB	5.50%	11/01/42	1,000	1,104,480

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/21	$3,200	$3,760,992
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/41	1,125	1,212,221
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/26	3,000	3,144,300
Chicago (City of) Board of Education; Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	5,730	5,775,439
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/23	1,070	1,191,167
Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/24	1,035	1,147,743
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	8,970	10,149,286
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	3,380	3,803,446
Chicago (City of); Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/37	4,350	4,519,345
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,030	2,209,736
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/29	1,000	1,106,480
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	790	867,412
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/32	2,540	2,818,308
Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/37	2,540	2,800,477
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/23	1,435	1,587,311
Illinois (State of) Finance Authority (Benedictine University); Series 2013 A, RB	5.00%	10/01/20	1,000	1,128,670
Series 2013 A, RB	5.38%	10/01/22	1,180	1,353,779
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/39	1,300	1,377,142
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	2,875	3,060,783
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	830	894,101
Series 2009 B, RB	5.38%	08/15/24	1,900	2,173,847
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010 A, Ref. RB	6.00%	05/15/39	2,620	2,977,997
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/28	1,000	1,081,100
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	3,505	3,998,784
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,460	1,739,094
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	5,020	5,604,428
Series 2010 A, Ref. RB	6.00%	08/15/38	2,620	2,953,474
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	1,440	1,626,523
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,390	3,806,902
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Conv. CAB RB (INS-NATL) (b)(j)	5.75%	06/15/26	8,480	8,545,974
Series 2010 A, RB	5.50%	06/15/50	2,300	2,505,252
Series 2012 B, RB (c)	5.00%	12/15/28	5,565	6,329,742
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.00%	06/15/27	3,500	3,899,560
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	10,050	11,235,398
Illinois (State of); Series 2013, Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	07/01/29	1,960	2,170,386
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/21	2,250	2,519,415
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/29	1,000	1,083,980
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,010	1,092,537
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	750	802,005
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	4,275	5,029,495
				127,279,091

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–4.08%

Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	$3,595	$3,693,359
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,000	3,485,430
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (h)	5.00%	09/01/46	1,350	1,444,027
Series 2014, RB (h)	5.25%	09/01/34	790	875,826
Series 2014, RB (h)	5.25%	09/01/40	1,125	1,235,239
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (h)	5.00%	07/01/40	3,480	3,694,403
Series 2013 A, Private Activity RB (h)	5.00%	07/01/35	500	533,040
Series 2013 A, Private Activity RB (h)	5.00%	07/01/48	525	555,397
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,690	2,822,402
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/33	1,000	1,152,490
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/27	3,000	3,436,800
Series 2013 F, RB (c)	5.00%	02/01/30	4,500	5,174,415
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	5.88%	01/01/24	1,500	1,670,670
				29,773,498

Iowa–1.32%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/25	4,795	5,515,497
Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/26	3,595	4,135,185
				9,650,682

Kansas–0.48%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,655	1,901,661
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,625,280
				3,526,941

Kentucky–2.54%

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/30	1,900	2,188,458
Series 2010 A, Hospital RB	6.38%	06/01/40	1,625	1,876,566
Series 2010 A, Hospital RB	6.50%	03/01/45	2,050	2,379,066
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/17	3,000	3,302,580
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/28	1,860	2,191,657
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (f)	2.20%	08/01/19	1,000	1,026,360
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/33	3,000	3,423,330
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/35	2,000	2,195,580
				18,583,597

Louisiana–2.26%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (b)	5.25%	10/01/30	2,450	2,723,151
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/28	2,000	2,331,620
Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/31	2,000	2,308,900
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/20	750	872,543
Series 2014, Ref. Water RB	5.00%	12/01/21	1,000	1,161,300
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,265	2,393,063

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	$770	$848,740
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,465	1,630,076
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,235	1,368,170
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	770	855,108
				16,492,671

Maryland–1.13%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,495	2,595,099
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2004, Ref. RB	5.38%	08/15/24	3,000	3,012,930
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	2,440	2,634,200
				8,242,229

Massachusetts–4.60%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,268,788
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,350	2,566,082
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (c)	5.50%	11/15/36	9,565	11,128,304
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (c)(f)(g)	5.50%	07/01/18	3,100	3,620,211
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	5,620	6,433,945
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	1,225	1,455,704
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (c)	5.00%	10/15/35	5,325	6,127,105
				33,600,139

Michigan–1.26%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	3,400	3,807,116
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sewer Disposal Sr. Lien RB	5.00%	07/01/44	1,130	1,187,822
Series 2014 D-4, Ref. Water Supply RB	5.00%	07/01/29	565	623,596
Series 2014 D-6, Ref. Water Supply RB	5.00%	07/01/33	565	614,550
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/25	1,855	2,087,302
Western Michigan University; Series 2013, Ref. General RB	5.25%	11/15/30	400	463,964
Series 2013, Ref. General RB	5.25%	11/15/31	350	404,198
				9,188,548

Missouri–0.93%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	1,970	2,265,914
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,875	1,880,381
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/20	1,000	1,132,880
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.50%	09/01/33	1,375	1,518,550
				6,797,725

Nebraska–1.93%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	5,500	6,036,415
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/32	2,500	2,722,375
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/36	4,800	5,370,288
				14,129,078

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–0.99%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	$1,500	$1,683,690
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (h)	5.00%	07/01/28	2,000	2,220,920
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,450	1,520,470
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	06/01/26	1,600	1,790,784
				7,215,864

New Jersey–7.94%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	1,990	2,197,338
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.38%	01/01/43	1,000	1,091,950
Series 2013, Private Activity RB (h)	5.50%	01/01/26	1,000	1,173,270
Series 2013, RB (h)	5.00%	07/01/23	1,750	2,037,787
New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/24	2,000	2,379,420
New Jersey (State of) Transit Corp.; Series 2014-A, Grant Anticipation RB	5.00%	09/15/19	5,000	5,712,100
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/20	5,000	5,823,250
Series 2006 C, Transportation System CAB RB (INS-AGC) (b)(e)	0.00%	12/15/26	8,435	5,342,054
New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/19	6,900	8,055,543
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (b)	5.00%	12/01/20	10,000	10,037,100
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (h)	5.00%	12/01/23	4,000	4,520,840
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	2,245	2,245,045
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	4,590	4,232,393
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	3,640	3,138,190
				57,986,280

New Mexico–1.48%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,650	2,959,096
New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/27	1,860	2,075,035
New Mexico (State of) Municipal Energy Acquisition Authority; Series 2014-A, Ref. Gas Supply RB (f)	5.00%	08/01/19	5,000	5,764,650
				10,798,781

New York–13.85%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	1,740	2,046,797
Series 2009, PILOT RB	6.38%	07/15/43	720	849,730
Long Island Power Authority; Series 2004-A, RB (INS-AMBAC) (b)	5.00%	09/01/34	375	376,219
Metropolitan Transportation Authority; Series 2012 F, Ref. RB	5.00%	11/15/24	1,500	1,786,575
Series 2013 A, RB	5.00%	11/15/38	1,680	1,874,275
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	2,400	2,734,104
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	1,000	1,108,160
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	2,900	3,335,551
New York (City of) Transitional Finance Authority; Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/28	4,615	5,250,670
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/29	3,695	4,197,187
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/30	3,695	4,190,463
Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/33	1,725	1,962,705
Subseries 2012 E-1, Future Tax Sec. RB (c)	5.00%	02/01/37	7,155	8,119,279
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	1,535	1,746,707
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (c)	5.00%	04/01/26	5,635	6,432,071
Series 2008 1A, Ref. RB (c)	5.00%	04/01/27	4,765	5,433,244

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of); Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/27	$5,200	$5,897,736
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/28	5,200	5,897,736
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/29	1,805	2,347,457
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	5,805	6,733,916
New York (State of) Dormitory Authority; Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (b)	5.00%	02/15/27	1,500	1,625,745
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	2,050	2,320,128
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (h)(l)	13.52%	07/01/26	1,700	1,717,476
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	1,310	1,506,579
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	4,860	5,624,478
Series 2013 A, Jr. General RB	5.00%	05/01/19	2,000	2,312,080
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (d)	5.00%	11/15/44	4,525	4,617,491
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (c)	5.00%	09/15/40	5,100	5,794,212
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,770	1,969,107
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	5.00%	07/01/25	1,250	1,325,050
				101,132,928

North Carolina–3.90%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (c)	5.00%	06/01/39	13,600	15,136,800
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	1,525	1,731,165
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (c)	5.00%	06/01/42	5,110	5,746,808
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.10%	10/01/30	1,100	1,108,008
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/36	1,755	1,990,749
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/41	2,430	2,735,038
				28,448,568

North Dakota–0.38%

Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,750	2,801,837

Ohio–5.86%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	1,450	1,583,661
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/33	9,100	10,015,915
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (d)	6.50%	01/01/34	1,000	1,065,580
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/33	2,000	1,797,000
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	3,390	3,727,102
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	3,000	3,311,880
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	2,470	2,873,203
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/20	2,000	2,306,820
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (f)	5.75%	06/01/16	3,670	3,892,109
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/40	4,835	5,356,503
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.00%	02/15/28	2,500	2,850,750

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (f)	5.88%	06/01/16	$930	$996,997
Series 2010 C, Ref. PCR (f)	4.00%	06/03/19	2,825	2,998,596
				42,776,116

Oklahoma–0.11%

Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/36	815	790,167

Oregon–0.48%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (f)(g)	5.25%	04/01/19	685	806,156
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (d)	6.38%	11/01/33	2,465	2,681,772
				3,487,928

Pennsylvania–1.13%

Pennsylvania (State of) Turnpike Commission; Series 2012 A, Sub. RB	5.00%	12/01/20	1,370	1,611,189
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/28	2,850	3,084,013
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/34	1,750	1,882,685
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (b)	5.13%	09/01/23	1,500	1,702,260
				8,280,147

Puerto Rico–0.21%

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	2,110	1,538,844

Rhode Island–0.21%

Rhode Island Economic Development Corp.; Series 2004 A, Ref. Airport RB (INS-AGM) (b)(h)	5.00%	07/01/21	1,500	1,505,700

South Carolina–1.37%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (f)(g)	5.25%	12/01/15	8,000	8,406,880
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,400	1,590,848
				9,997,728

Tennessee–0.41%

Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/23	1,280	1,504,627
Series 2006 A, Gas RB	5.25%	09/01/26	1,275	1,504,691
				3,009,318

Texas–15.03%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (c)	5.00%	08/15/34	5,105	5,831,544
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (h)	4.85%	04/01/21	6,000	6,205,320
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	4,000	4,288,880
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation	5.00%	06/15/35	2,500	2,843,150
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,225	2,553,165
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (h)	5.25%	11/01/26	2,000	2,385,120
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/25	1,130	1,263,295
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	08/15/31	5,395	6,862,224
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,300	1,445,301
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(e)	0.00%	09/01/25	4,650	3,162,139
Houston (City of); Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/27	2,000	2,282,940
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	2,700	3,092,175
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/36	4,005	4,549,159
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	5.00%	04/15/23	420	471,694

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	$2,250	$2,453,895
Lower Colorado River Authority; Series 2012 A, Ref. RB (f)(g)	5.00%	05/15/22	5	6,068
Series 2012 A, Ref. RB	5.00%	05/15/30	2,125	2,412,619
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/43	1,000	1,095,280
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014-A, Student Housing RB	5.00%	04/01/34	1,000	1,077,420
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(e)	0.00%	01/01/28	18,900	11,442,816
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(e)	0.00%	01/01/31	3,740	1,964,921
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/21	1,500	1,749,930
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,495	2,810,917
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	925	933,168
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	890	1,021,960
Series 2009 A, Financing System RB	5.00%	05/15/26	2,500	2,870,675
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,230	6,436,456
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/28	4,095	4,528,538
Series 2012, Gas Supply RB	5.00%	12/15/29	2,000	2,204,360
Series 2012, Gas Supply RB	5.00%	12/15/31	1,200	1,312,944
Series 2012, Gas Supply RB	5.00%	12/15/32	1,195	1,296,193
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,945	2,302,919
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/38	1,300	1,614,483
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/33	9,100	9,987,250
West Harris County Regional Water Authority; Series 2005, Water System RB (f)(g)	5.00%	12/15/14	3,000	3,006,900
				109,765,818

Utah–0.28%

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB (g)(l)	13.12%	05/15/20	2,000	2,021,960

Vermont–0.35%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	2,500	2,527,775

Virgin Islands–0.37%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,400	2,684,688

Virginia–3.05%

Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/37	1,750	1,815,643
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/19	9,000	10,082,700
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/42	2,930	3,188,983
Series 2012, Sr. Lien RB (h)	6.00%	01/01/37	885	1,007,006
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/34	3,975	4,205,629
Series 2012, Sr. Lien RB (h)	5.00%	01/01/40	1,905	1,991,620
				22,291,581

Washington–4.40%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/25	925	1,073,157

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (f)(g)	5.00%	01/01/15	$1,705	$1,712,639
Spokane County School District No. 81; Series 2005, Unlimited Tax GO Bonds (f)(g)	5.13%	06/01/15	2,500	2,563,550
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	3,000	3,218,520
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS-AGM) (b)	5.25%	10/01/33	1,500	1,678,695
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/31	2,000	2,196,540
Washington (State of); Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/29	8,420	9,587,601
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/30	8,850	10,077,230
				32,107,932

Wisconsin–1.15%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	3,500	3,831,905
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.00%	05/01/26	1,100	1,146,123
Series 2014, RB	5.13%	05/01/29	1,000	1,049,700
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	2,000	2,359,320
				8,387,048
TOTAL INVESTMENTS(m)–153.88% (Cost $1,022,542,932)				1,123,719,423

FLOATING RATE NOTE OBLIGATIONS–(27.31)%

Notes with interest and fee rates ranging from 0.53% to 0.84% at 11/30/14 and contractual maturities of collateral ranging from 06/01/25 to 10/01/52 (See Note 1D)(n)				(199,460,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES –(29.28)%				(213,817,704)
OTHER ASSETS LESS LIABILITIES–2.71%				19,805,660
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$730,247,379

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	INS	—Insurer
AGM	—Assured Guaranty Municipal Corp.	Jr.	—Junior
AMBAC	—American Municipal Bond Assurance Corp.	NATL	—National Public Finance Guarantee Corp.
BAN	—Bond Anticipation Notes	PCR	—Pollution Control Revenue Bonds
BHAC	—Berkshire Hathaway Assurance Corp.	PILOT	—Payment-in-Lieu-of-Tax
CAB	—Capital Appreciation Bonds	RAB	—Revenue Anticipation Bonds
CEP	—Credit Enhancement Provider	RB	—Revenue Bonds
Conv.	—Convertible	Ref.	—Refunding
COP	—Certificates of Participation	Sec.	—Secured
Ctfs.	—Certificates	SGI	—Syncora Guarantee, Inc.
FTA	—Federal Transit Administration	Sr.	—Senior
GO	—General Obligation	Sub.	—Subordinated
IDR	—Industrial Development Revenue Bonds	TEMPS	—Tax-Exempt Mandatory Paydown Securities
		Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $17,550,644, which represented 2.40% of the Trust’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(l)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $3,739,436 which represents less than 1% of the Trust’s Net Assets.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.9%
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Trust’s investments with a value of $345,476,862 are held by Dealer Trusts and serve as collateral for the $199,460,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Quality Municipal Income Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2014 was $87,977,544 and $99,751,397, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$103,480,821
Aggregate unrealized (depreciation) of investment securities	(4,334,647)
Net unrealized appreciation of investment securities	$99,146,174
Cost of investments for tax purposes is $1,024,573,249.

Invesco Quality Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.